Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating lease term, option to extend additional period	5 years
Lessee, Operating Lease, Description	The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of one year to seven years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally excludes such options when determining the term of leases.
Rent expense		$ 0.6	$ 0.8
Operating Lease, Weighted Average Remaining Lease Term	6 years 8 months 4 days
Operating Lease, Weighted Average Discount Rate, Percent	7.34%
Minimum [Member]
Lessee Lease Description [Line Items]
Operating lease,remaining term	1 year
Maximum [Member]
Lessee Lease Description [Line Items]
Operating lease,remaining term	7 years